LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED AUGUST 7, 2009

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 19, 2009,

AS AMENDED JULY 15, 2009 OF

LEGG MASON PARTNERS LARGE CAP GROWTH FUND

The following information replaces the information found in the sections of the Statement of Additional Information titled “Portfolio Managers: Other Accounts Managed by Portfolio Managers” and “Portfolio Managers: Portfolio Managers Securities Ownership”:

The following tables set forth certain additional information with respect to the portfolio managers for the fund. Unless noted otherwise, all information is provided as of November 30, 2008.

Other Accounts Managed by Portfolio Managers

The table below identifies the portfolio managers, the number of accounts (other than the fund) for which each portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance.

Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Alan Blake	1 registered investment company with approximately $0.14 billion in total assets under management	6 other pooled investment vehicles with approximately $0.12 billion in total assets under management	42,124 other accounts with approximately $6.15 billion in total assets under management

Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Peter Bourbeau[1]	1 registered investment company with approximately $0.08 billion in total assets under management	6 other pooled investment vehicles with approximately $0.15 billion in total assets under management	33,566 other accounts with approximately $5.77 billion in total assets under management

Scott Glasser[2]	4 registered investment companies with approximately $5.25 billion in total assets under management	1 other pooled investment vehicle with approximately $0.05 billion in total assets under management	13,132 other accounts with approximately $2.02 billion in total assets under management

1	As of April 30, 2009.
2	As of June 30, 2009.

Portfolio Manager Securities Ownership

The table below identifies ownership of fund securities by the fund’s portfolio managers. These holdings are in addition to the shares held for the portfolio managers’ benefit under the subadviser’s incentive compensation program.

Portfolio Managers	Dollar Range of Ownership of Securities
Alan Blake	$500,001-$1,000,000
Peter Bourbeau[1]	$100,001-500,000
Scott Glasser[2]	None

1	Information is as of June 29, 2009.
2	Information is as of June 30, 2009.

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LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED AUGUST 7, 2009

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2009 OF

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND

The following information replaces the information found in the sections of the Statement of Additional Information titled “Portfolio Managers: Other Accounts Managed by Portfolio Managers” and “Portfolio Managers: Portfolio Managers Securities Ownership”:

Portfolio Managers

The following tables set forth certain additional information with respect to the portfolio managers for the fund. Unless noted otherwise, all information is provided as of October 31, 2008.

Other Accounts Managed by Portfolio Managers

The table below identifies the portfolio managers, the number of accounts (other than the fund) for which each portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance.

Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Accounts with Fees based on Performance
Peter Hable	8 registered investment companies with approximately $3.70 billion in total assets under management	3 other pooled investment vehicles with approximately $0.18 billion in total assets under management	36,483 other accounts with approximately $6.06 billion in total assets under management	1 pooled investment vehicle with assets of approximately $0.01 billion has an advisory fee based on performance

Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Accounts with Fees based on Performance
Peter Vanderlee	2 registered investment companies with approximately $0.04 billion in total assets under management	None	13,405 other accounts with approximately $2.08 billion in total assets under management	None

Harry D. Cohen*	3 registered investment companies with approximately $4.37 billion in total assets under management	1 other pooled investment vehicle with approximately $0.05 billion in total assets under management	13,734 other accounts with approximately $2.85 billion in total assets under management	None

Michael Clarfeld*	No other registered investment companies	No other pooled investment vehicles	No other accounts	None

*	Information as of June 30, 2009.

Portfolio Manager Securities Ownership

The table below identifies ownership of fund securities by the fund’s portfolio managers. These holdings are in addition to the shares held for the portfolio managers’ benefit under the subadviser’s incentive compensation program.

Portfolio Manager	Dollar Range of Ownership of Securities
Peter Hable	$100,001-$500,000
Peter Vanderlee	$50,001-$100,000
Harry D. Cohen*	None
Michael Clarfeld*	None

*	Information as of June 30, 2009.

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LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED AUGUST 7, 2009 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2009 OF

LEGG MASON PARTNERS APPRECIATION FUND

The following information replaces the information found in the sections of the Statement of Additional Information titled “Portfolio Managers: Other Accounts Managed by Portfolio Managers” and “Portfolio Managers: Portfolio Managers Securities Ownership”:

The following tables set forth certain additional information with respect to the portfolio managers for the fund. Unless noted otherwise, all information is provided as of December 31, 2008.

Other Accounts Managed by Portfolio Managers

The table below identifies the portfolio managers, the number of accounts (other than the fund) for which each portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance.

Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Harry D. Cohen	2 registered investment companies with approximately $0.59 billion in total assets under management	1 other pooled investment vehicle with approximately $0.03 billion in assets under management	13,927 other accounts with approximately $2.96 billion in total assets under management

Scott K. Glasser	2 registered investment companies with approximately $1.53 billion in total assets under management	1 other pooled investment vehicle with approximately $0.03 billion in assets under management	13,342 other accounts with approximately $2.10 billion in total assets under management

Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Michael Kagan*	2 registered investment companies with approximately $0.47 billion in total assets under management; 1 registered investment company with $0.45 billion in total assets under management where fees are based on performance	2 other pooled investment vehicles with approximately $0.02 billion in assets under management	17 other accounts with approximately $2.91 million in total assets under management

*	Information as of June 30, 2009.

Portfolio Manager Securities Ownership

The table below identifies ownership of fund securities by the fund’s portfolio managers. These holdings are in addition to the shares held for the portfolio managers’ benefit under the subadviser’s incentive compensation program.

Portfolio Managers	Dollar Range of Ownership of Securities
Harry D. Cohen	$500,001 - $1,000,000
Scott K. Glasser	Over $1,000,000
Michael Kagan*	None

*	Information as of June 30, 2009.

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